Guarantees provided between the related parties (Details) ر.س in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)		Dec. 31, 2017 SAR (ر.س)
Performance guarantees1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company
Name of Principal obligor	SAPCO		SAPCO		SAPCO
Amount of guarantees | $			$ 11,000
Performance guarantees2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	KNOC Nigerian East Oil Co., Ltd. and KNOC Nigerian West Oil Co., Ltd.		KNOC Nigerian East Oil Co., Ltd. and KNOC Nigerian West Oil Co., Ltd.		KNOC Nigerian East Oil Co., Ltd. and KNOC Nigerian West Oil Co., Ltd.
Name of Principal obligor	Korea National Oil Corporation (Nigerian government)		Korea National Oil Corporation (Nigerian government)		Korea National Oil Corporation (Nigerian government)
Amount of guarantees | $			$ 34,650
Performance guarantees and others1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Name of Principal obligor	RABEC		RABEC		RABEC
Amount of guarantees | $			$ 1,387
Bidding guarantees [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Nghi Son 2 Power Ltd.		Nghi Son 2 Power Ltd.		Nghi Son 2 Power Ltd.
Name of Principal obligor	SMBC Ho Chi Minh		SMBC Ho Chi Minh		SMBC Ho Chi Minh
Amount of guarantees | $			$ 10,000
Debt guarantees1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Barakah One Company		Barakah One Company		Barakah One Company
Name of Principal obligor	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Amount of guarantees | $			$ 900,000
Performance guarantees and others2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Barakah One Company		Barakah One Company		Barakah One Company
Name of Principal obligor	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Amount of guarantees | $			$ 3,404,275
Collateralized money invested1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.
Name of Principal obligor	KEB Hana Bank and others		KEB Hana Bank and others		KEB Hana Bank and others
Amount of guarantees	₩ 27,211
Guarantees for supplemental funding and others1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]
Name of Guarantee	Cheongna Energy Co., Ltd.	[1]	Cheongna Energy Co., Ltd.	[1]	Cheongna Energy Co., Ltd.	[1]
Name of Principal obligor	KEB Hana Bank and others	[1]	KEB Hana Bank and others	[1]	KEB Hana Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Payment guarantees for business reserve [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Name of Principal obligor	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Amount of guarantees | $			$ 2,500
Collateralized money invested2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Name of Principal obligor	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Amount of guarantees | $			$ 62,253
Impounding bonus guarantees [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Name of Principal obligor	SK E&C		SK E&C		SK E&C
Amount of guarantees | $			$ 5,000
Performance guarantees and others3 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Name of Principal obligor	Saudi Arabia British Bank		Saudi Arabia British Bank		Saudi Arabia British Bank
Amount of guarantees | ر.س					ر.س 5,600
Collateralized money invested3 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.
Name of Principal obligor	Korea Development Bank		Korea Development Bank		Korea Development Bank
Amount of guarantees	₩ 1,230
Collateralized money invested4 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 53,233
Collateralized money invested5 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa
Name of Principal obligor	Woori Bank		Woori Bank		Woori Bank
Amount of guarantees | $			$ 2,610
Collateralized money invested6 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Heang Bok Do Si Photovoltaic Power Co., Ltd.		Heang Bok Do Si Photovoltaic Power Co., Ltd.		Heang Bok Do Si Photovoltaic Power Co., Ltd.
Name of Principal obligor	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Amount of guarantees	₩ 194
Collateralized money invested7 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.
Name of Principal obligor	Kookmin Bank		Kookmin Bank		Kookmin Bank
Amount of guarantees	₩ 43,920
Collateralized money invested8 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 2,100
Collateralized money invested9 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 15,370
Collateralized money invested10 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 52,700
Guarantees for supplemental funding1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Chun-cheon Energy Co., Ltd.	[1]	Chun-cheon Energy Co., Ltd.	[1]	Chun-cheon Energy Co., Ltd.	[1]
Name of Principal obligor	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]
Amount of guarantees	₩ 60,270	[1]
Collateralized money invested11 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.
Name of Principal obligor	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Amount of guarantees	₩ 3,480
Collateralized money invested12 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 204,000
Collateralized money invested13 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 3,000
Collateralized money invested14 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.
Name of Principal obligor	KEB Hana Bank and others		KEB Hana Bank and others		KEB Hana Bank and others
Amount of guarantees	₩ 15,375
Debt guarantees2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Name of Principal obligor	The Bank of Tokyo-Mitsubishi and others		The Bank of Tokyo-Mitsubishi and others		The Bank of Tokyo-Mitsubishi and others
Amount of guarantees | $			$ 46,983
Other guarantees [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Name of Principal obligor	PT Adaro Indonesia		PT Adaro Indonesia		PT Adaro Indonesia
Amount of guarantees | $			$ 3,150
Performance guarantees3 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	EWP Barbados 1 SRL		EWP Barbados 1 SRL		EWP Barbados 1 SRL
Name of Guarantee	Jamaica Public Service Company Limited		Jamaica Public Service Company Limited		Jamaica Public Service Company Limited
Name of Principal obligor	Societe Generale		Societe Generale		Societe Generale
Amount of guarantees | $			$ 14,400
Guarantees for supplemental funding and others2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	EWP Barbados 1 SRL	[1],[2]	EWP Barbados 1 SRL	[1],[2]	EWP Barbados 1 SRL	[1],[2]
Name of Guarantee	Jamaica Public Service Company Limited	[1],[2]	Jamaica Public Service Company Limited	[1],[2]	Jamaica Public Service Company Limited	[1],[2]
Name of Principal obligor	JCSD Trustee Services Limited and others	[1],[2]	JCSD Trustee Services Limited and others	[1],[2]	JCSD Trustee Services Limited and others	[1],[2]
Amount of guarantees | $			$ 60,000	[1],[2]
Collateralized money invested15 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.
Name of Principal obligor	Shinhan Bank and Kyobo Life Insurance Co., Ltd.		Shinhan Bank and Kyobo Life Insurance Co., Ltd.		Shinhan Bank and Kyobo Life Insurance Co., Ltd.
Amount of guarantees	₩ 1,296
Performance guarantees and guarantees for supplemental funding and others1 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	KNH Solar Co., Ltd.	[1]	KNH Solar Co., Ltd.	[1]	KNH Solar Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested16 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 25,477
Guarantees for supplemental funding and others3 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Daeryun Power Co., Ltd.	[1]	Daeryun Power Co., Ltd.	[1]	Daeryun Power Co., Ltd.	[1]
Name of Principal obligor	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested17 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Changjuk Wind Power Co., Ltd.		Changjuk Wind Power Co., Ltd.		Changjuk Wind Power Co., Ltd.
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees	₩ 3,801
Guarantees for supplemental funding2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Changjuk Wind Power Co., Ltd.	[1]	Changjuk Wind Power Co., Ltd.	[1]	Changjuk Wind Power Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested18 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees	₩ 46,226
Performance guarantees4 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Kelar S.A		Kelar S.A		Kelar S.A
Name of Principal obligor	KEB Hana Bank, SMBC, Mizuho Bank and others		KEB Hana Bank, SMBC, Mizuho Bank and others		KEB Hana Bank, SMBC, Mizuho Bank and others
Amount of guarantees | $			$ 63,707
Collateralized money invested19 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	DS Power Co., Ltd.		DS Power Co., Ltd.		DS Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 2,900
Guarantees for supplemental funding and others4 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	DS Power Co., Ltd.	[1]	DS Power Co., Ltd.	[1]	DS Power Co., Ltd.	[1]
Name of Principal obligor	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested20 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Name of Principal obligor	Woori Bank and Shinhan Bank		Woori Bank and Shinhan Bank		Woori Bank and Shinhan Bank
Amount of guarantees	₩ 3,875
Performance guarantees and guarantees for supplemental funding and others2 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Pyeongchang Wind Power Co., Ltd.	[1]	Pyeongchang Wind Power Co., Ltd.	[1]	Pyeongchang Wind Power Co., Ltd.	[1]
Name of Principal obligor	Woori Bank and Shinhan Bank	[1]	Woori Bank and Shinhan Bank	[1]	Woori Bank and Shinhan Bank	[1]
Amount of guarantees	₩ 0	[1]
Guarantees for supplemental funding and others5 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Taebaek Wind Power Co., Ltd.	[1]	Taebaek Wind Power Co., Ltd.	[1]	Taebaek Wind Power Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested21 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Jeongam Wind Power Co., Ltd		Jeongam Wind Power Co., Ltd		Jeongam Wind Power Co., Ltd
Name of Principal obligor	SK Securities Co., Ltd.		SK Securities Co., Ltd.		SK Securities Co., Ltd.
Amount of guarantees	₩ 5,580
Guarantees for supplemental funding and others6 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Jeongam Wind Power Co., Ltd	[1]	Jeongam Wind Power Co., Ltd	[1]	Jeongam Wind Power Co., Ltd	[1]
Name of Principal obligor	SK Securities Co., Ltd.	[1]	SK Securities Co., Ltd.	[1]	SK Securities Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested22 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.
Name of Principal obligor	Hana Financial Investment Co., Ltd. and others		Hana Financial Investment Co., Ltd. and others		Hana Financial Investment Co., Ltd. and others
Amount of guarantees	₩ 29,200
Guarantees for supplemental funding and others7 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Naepo Green Energy Co., Ltd.	[1]	Naepo Green Energy Co., Ltd.	[1]	Naepo Green Energy Co., Ltd.	[1]
Name of Principal obligor	Hana Financial Investment Co., Ltd. and others	[1]	Hana Financial Investment Co., Ltd. and others	[1]	Hana Financial Investment Co., Ltd. and others	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested23 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Engineering & Construction Company, Inc.		KEPCO Engineering & Construction Company, Inc.		KEPCO Engineering & Construction Company, Inc.
Name of Guarantee	DS Power Co., Ltd.		DS Power Co., Ltd.		DS Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 15,000
Collateralized money invested24 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 87,003
Guarantees for supplemental funding and others8 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]
Name of Guarantee	Hyundai Green Power Co., Ltd.	[1]	Hyundai Green Power Co., Ltd.	[1]	Hyundai Green Power Co., Ltd.	[1]
Name of Principal obligor	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Debt guarantees3 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power
Name of Principal obligor	Mizuho Bank		Mizuho Bank		Mizuho Bank
Amount of guarantees | $			$ 11,550
Debt guarantees4 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power
Name of Principal obligor	SMBC		SMBC		SMBC
Amount of guarantees | $			$ 5,068
Collateralized money invested25 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	Gangwon Wind Power Co., Ltd.		Gangwon Wind Power Co., Ltd.		Gangwon Wind Power Co., Ltd.
Name of Principal obligor	IBK and others		IBK and others		IBK and others
Amount of guarantees	₩ 7,409
Collateralized money invested26 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	YaksuESS Co., Ltd		YaksuESS Co., Ltd		YaksuESS Co., Ltd
Name of Principal obligor	Hanwha Life Insurance Co., Ltd.		Hanwha Life Insurance Co., Ltd.		Hanwha Life Insurance Co., Ltd.
Amount of guarantees	₩ 210
Guarantees for supplemental funding and others9 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]
Name of Guarantee	YaksuESS Co., Ltd	[1]	YaksuESS Co., Ltd	[1]	YaksuESS Co., Ltd	[1]
Name of Principal obligor	Hanwha Life Insurance Co., Ltd.	[1]	Hanwha Life Insurance Co., Ltd.	[1]	Hanwha Life Insurance Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested27 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Hyundai Energy Co., Ltd.		Hyundai Energy Co., Ltd.		Hyundai Energy Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 47,067
Performance guarantees and guarantees for supplemental funding and others3 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]
Name of Guarantee	Hyundai Energy Co., Ltd.	[1]	Hyundai Energy Co., Ltd.	[1]	Hyundai Energy Co., Ltd.	[1]
Name of Principal obligor	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Amount of guarantees	₩ 78,600	[1]
Collateralized money invested28 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	RES Technology AD		RES Technology AD		RES Technology AD
Name of Principal obligor	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Amount of guarantees	₩ 15,595
Collateralized money invested29 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD
Name of Principal obligor	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Amount of guarantees	₩ 16,101
Guarantees for supplemental funding and others10 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1],[3]	Korea South-East Power Co., Ltd.	[1],[3]	Korea South-East Power Co., Ltd.	[1],[3]
Name of Guarantee	Express Solar-light Power Generation Co., Ltd.	[1],[3]	Express Solar-light Power Generation Co., Ltd.	[1],[3]	Express Solar-light Power Generation Co., Ltd.	[1],[3]
Name of Principal obligor	Woori Bank	[1],[3]	Woori Bank	[1],[3]	Woori Bank	[1],[3]
Amount of guarantees	₩ 2,500	[1],[3]
Collateralized money invested30 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	S-Power Co., Ltd.		S-Power Co., Ltd.		S-Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 132,300
Guarantees for supplemental funding and others11 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSEP USA, INC.	[1]	KOSEP USA, INC.	[1]	KOSEP USA, INC.	[1]
Name of Guarantee	KODE NOVUS II LLC	[1]	KODE NOVUS II LLC	[1]	KODE NOVUS II LLC	[1]
Name of Principal obligor	Korea Development Bank	[1]	Korea Development Bank	[1]	Korea Development Bank	[1]
Amount of guarantees	₩ 0	[1]
Guarantees for supplemental funding and others12 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSEP USA, INC.	[1]	KOSEP USA, INC.	[1]	KOSEP USA, INC.	[1]
Name of Guarantee	KODE NOVUS I LLC	[1]	KODE NOVUS I LLC	[1]	KODE NOVUS I LLC	[1]
Name of Principal obligor	Export-Import Bank of Korea and others	[1]	Export-Import Bank of Korea and others	[1]	Export-Import Bank of Korea and others	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested31 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Yeongwol Energy Station Co., Ltd.		Yeongwol Energy Station Co., Ltd.		Yeongwol Energy Station Co., Ltd.
Name of Principal obligor	Meritz Fire & Marine Insurance Co., Ltd.		Meritz Fire & Marine Insurance Co., Ltd.		Meritz Fire & Marine Insurance Co., Ltd.
Amount of guarantees	₩ 1,400
Collateralized money invested32 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Noeul Green Energy Co., Ltd.,		Noeul Green Energy Co., Ltd.,		Noeul Green Energy Co., Ltd.,
Name of Principal obligor	KEB Hana Bank and others		KEB Hana Bank and others		KEB Hana Bank and others
Amount of guarantees	₩ 1,740
Collateralized money invested33 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.
Name of Principal obligor	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Amount of guarantees	₩ 5,243
Collateralized money invested34 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.
Name of Guarantee	Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees	₩ 8,160
Guarantees for supplemental funding and others13 [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.	[1]	KEPCO Plant Service & Engineering Co., Ltd.	[1]	KEPCO Plant Service & Engineering Co., Ltd.	[1]
Name of Guarantee	Incheon New Power Co., Ltd.	[1]	Incheon New Power Co., Ltd.	[1]	Incheon New Power Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Amount of guarantees	₩ 0	[1]

[1]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.
[2]	This includes a guarantee for the shareholder’s capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP (Barbados) 1 SRL’s capital contribution amount is USD 6,400 thousand and the total amount of guarantees is USD 27,000 thousand which consists of USD 12,000 thousand of EWP (Barbados) 1 SRL’s contribution obligation and USD 15,000 thousand of SJEH’s portion (50%) of contribution obligation.
[3]	The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Express Solar-light Power Generation Co., Ltd. (“ESPG”), to the effect that in the event of acceleration of ESPG’s payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG’s obligations.